Other Payables and Accruals	12 Months Ended
Dec. 31, 2013
Other Payables and Accruals [Abstract]
Other Payables and Accruals [Text Block]
9.	Other Payables and Accruals

Other payables and accruals consist of the following:

	April 30,	December 31,	December 31,
	2012	2012	2013
	HK$	HK$	HK$

Accrued salaries, wages and bonus	37,353	33,303	28,561
Accrued electricity and water	5,868	5,933	4,759
Deposit received	21,446	23,664	23,375
Provision for employees’ retirement benefit	12,175	15,835	20,416
Accrued commission and bonus	7,354	7,412	8,640
Accrued transportation expense	2,204	1,673	1,224
Accrued audit and professional fees	3,395	3,068	2,568
Accrued sundries expenses	16,201	14,118	11,341
Other payables	4,010	3,162	12,446
Derivative liabilities	811	418	54
Others	4,292	7,129	3,224
	115,109	115,715	116,608